Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense for the year	$ 421	$ 471	$ 537
Impairment charge during the year on property, plant and equipment	769	1,024	28
Teva [Member]
Property, Plant and Equipment [Line Items]
Impairment charge during the year on property, plant and equipment	$ 755	$ 61	$ 28